BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Numerator - Income (loss) attributable to Magal shareholders'	$ 3,141	$ 3,410	$ (4,463)
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	16,347,948	16,186,148	16,138,944
Employee stock options	62,763	151,908
Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	16,410,711	16,338,056	16,138,944